INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current income tax expense/(recovery)	$ 186	$ 30	$ 25
Deferred income tax expense/(recovery):
Origination and reversal of temporary differences	(61)	(14)	(32)
Recovery arising from previously unrecognized tax assets	(27)	(10)	(8)
Change of tax rates and imposition of new legislations	0	2	(1)
Total deferred income taxes	(88)	(22)	(41)
Income taxes	$ 98	$ 8	$ (16)